INCOME TAXES (Components of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Current	$ 129	$ 318	$ 451
Deferred	274	454	428
Total income tax expense	$ 403	$ 772	$ 879